UNAUDITED SUPPLEMENTARY DATA (Tables)	12 Months Ended
Dec. 31, 2015
UNAUDITED SUPPLEMENTARY DATA
Summary of selected quarterly financial information

Year Ended December 31, 2015	Q1	Q2	Q3	Q4
Loss from operations	$(3,103)	$(2,284)	$(2,633)	$(1,714)
Other (expense)/income	(681)	(5,403)	(57)	(247)
Consolidated net loss	(3,774)	(6,811)	(2,674)	(1,962)
Basic net income/(loss) per share	(0.04)	(0.07)	(0.03)	(0.02)

Year Ended December 31, 2014
Loss from operations	$(2,359)	$(2,827)	$(3,238)	$(2,545)
Other income/(expense)	(12)	—	—	(17)
Consolidated net loss	(2,370)	(2,827)	(3,238)	(2,525)
Basic net income/( loss) per share	$(0.03)	$(0.03)	$(0.04)	$(0.02)